Accrued expenses	12 Months Ended
Dec. 31, 2023
Accrued Expenses [Abstract]
Accrued expenses	Accrued expenses
Accrued expenses consist of the following (in USD thousands):

	As of December 31,
	2023	2022
Accrued Compensation	$13,578	$10,268
Accrued Professional Fees	2,612	2,162
Accrued Inventory Purchases	340	315
Accrued IT Support	613	22
Accrued Legal Fees	79	287
Accrued Other	586	1,451
Total	$17,808	$14,505